Short term investments	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Short term investments

Note 6 — Short term investments

Short term investments consist of the following:

	Carrying Value at June 30, 2023	Fair Value Measurement at June 30, 2023
		Level 1	Level 2	Level 3
Short term investments-continuing operations	$—	$—	$—	$—

	Carrying Value at December 31, 2022	Fair Value Measurement at December 31, 2022
		Level 1	Level 2	Level 3
Short term investments-continuing operations	$6,704,029	$—	$—	$6,704,029

Short-term investments are investments in wealth management product with underlying in bonds offered by private entities and other equity and debt products. The investments can be redeemed upon three months’ notice and their carrying values approximate their fair values. Gain/(Loss) from short term investments for the six months ended June 30, 2023 and 2022 amounted to $84,634 and $(434,669), respectively. In June 2023, the Company sold the investment to a third party at the fair value of the date, and still not received the consideration, which included in “other receivables, net” in unaudited interim condensed consolidated balance sheets.